Income Taxes (Details - Deferred tax assets) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities):
State taxes	$ 504	$ 336
Accrued expenses	554,125	115,424
Investment in affiliated company	(22,620)	(22,620)
Basis difference in property and equipment	7	7
Share-based compensation expense	384,903	13,639
Impairment of note receivable	231,180	231,180
382 limited net operating loss carryforwards	597,262	596,600
Net operating loss carryforwards	372,512	96,973
Valuation allowance	(2,117,873)	(1,031,539)
Net deferred tax asset	$ 0	$ 0